[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

May 3, 2006

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV Post Effective Amendment Nos. 8 and 18 File Nos.: 811-10011 and 333-41180

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the forms of Prospectus and Statement of Additional Information for Variable Annuity Account XIV do not differ from those contained in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Post-Effective Amendment No. 18 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 28, 2006.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and
Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001